Annual Operating Expenses {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.67%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.